Related Party Transactions (Details) - Schedule of Accounts Receivable From Related Party - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable From Related Party [Line Items]
Accounts receivable from related party	$ 172,974	$ 475,781
Zaijiede [Member]
Schedule of Accounts Receivable From Related Party [Line Items]
Accounts receivable from related party	$ 172,974	$ 475,781